Company financial information (Parent Corporation) - Income Statement (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Condensed Income Statements, Captions [Line Items]
Interest (including, $59, $73, $88, to subsidiaries, respectively)	$ 2,821	$ 1,074	$ 437
(Benefit) for income taxes	938	496	1,177
Net income applicable to shareholders of The Bank of New York Mellon Corporation	4,266	4,090	3,547
Preferred stock dividends	(169)	(175)	(122)
Net income applicable to common shareholders of The Bank of New York Mellon Corporation	4,097	3,915	3,425
Parent Company
Condensed Income Statements, Captions [Line Items]
Gain on securities held for sale	1	0	0
Other revenue	36	67	39
Total revenue	5,993	2,050	1,153
Interest (including, $59, $73, $88, to subsidiaries, respectively)	658	663	427
Other expense	439	254	262
Total expense	1,097	917	689
Income before income taxes and equity in undistributed net income of subsidiaries	4,896	1,133	464
(Benefit) for income taxes	(165)	(526)	(333)
Equity in undistributed net income	(795)	2,431	2,750
Net income applicable to shareholders of The Bank of New York Mellon Corporation	4,266	4,090	3,547
Preferred stock dividends	(169)	(175)	(122)
Net income applicable to common shareholders of The Bank of New York Mellon Corporation	4,097	3,915	3,425
Interest expense, related party	59	73	88
Parent Company | Bank Subsidiaries
Condensed Income Statements, Captions [Line Items]
Dividends from subsidiaries	3,874	1,405	125
Interest revenue from subsidiaries	13	25	70
Equity in undistributed net income	(508)	1,524	2,474
Parent Company | Nonbank Subsidiaries
Condensed Income Statements, Captions [Line Items]
Dividends from subsidiaries	1,869	382	798
Interest revenue from subsidiaries	200	171	121
Equity in undistributed net income	$ (287)	$ 907	$ 276